Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of estimated useful lives by major class of finite-life intangible assets	6 Months Ended
Sep. 30, 2022
Schedule Of Estimated Useful Lives By Major Class Of Finite Life Intangible Assets Abstract
Customers acquisition	5 years
Trademark/Copy rights	5 years
Computer Software	5 Years